Finance costs	9 Months Ended
Sep. 30, 2024
Finance costs.
Finance costs

9.Finance costs

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2024	2023	2024	2023
	$’000	$’000	$’000	$’000

Net foreign exchange loss arising from financing - unrealized*	236,028	128,087	1,779,460	1,281,497
Interest expenses - third party loans	85,503	95,500	257,425	270,491
Interest and finance charges paid/payable for lease liabilities	17,002	16,121	51,110	47,323
Interest expense - withholding tax paid on bond interest	4,625	4,233	11,771	10,974
Net foreign exchange loss on derivative instruments - realized	2,855	—	23,209	—
Fees on loans and financial derivatives	2,485	6,462	10,402	12,395
Unwinding of discount on decommissioning liability	2,293	2,360	6,831	6,941
Fair value loss on interest caps	34	—	—	—
Net foreign exchange loss arising from financing - realized	—	10,325	22,949	117,377
Fair value loss on embedded options	—	5,260	—	4,510
Net foreign exchange loss on derivative instruments - unrealized	—	3,247	—	65,356
	350,825	271,595	2,163,157	1,816,864

*Revised comparative periods to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 21).